INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization	$ 150,184	$ 150,184